OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Government authorities	$92	$213
Advances to suppliers	411	536
Prepaid expenses	172	57
Deferred expenses attributed to software projects	52	146
Receivable in respect of investment sale	-	127
Derivative asset	-	63
Other	17	41

	$744	$1,183